Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2015-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2015

A.	DATES	Begin	End	# days

1	Payment Date		11/16/2015
2	Collection Period	10/1/2015	10/31/2015	31
3	Monthly Interest Period-Actual	10/15/2015	11/15/2015	32
4	Monthly Interest - Scheduled	10/15/2015	11/14/2015	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	103,000,000.00	55,306,995.94	-	-	14,127,080.54	41,179,915.40	0.3998050
6	Class A-2a Notes	150,000,000.00	150,000,000.00	-	-	-	150,000,000.00	1.0000000
7	Class A-2b Notes	120,000,000.00	120,000,000.00	-	-	-	120,000,000.00	1.0000000
8	Class A-3 Notes	213,590,000.00	213,590,000.00	-	-	-	213,590,000.00	1.0000000
9	Class A-4 Notes	72,770,000.00	72,770,000.00	-	-	-	72,770,000.00	1.0000000
10	Total Class A Notes	659,360,000.00	611,666,995.94	0.00	0.00	14,127,080.54	597,539,915.40
11	Class B Notes	28,230,000.00	28,230,000.00	-	-	-	28,230,000.00	1.0000000

12	Total Notes	$687,590,000.00	639,896,995.94	$0.00	$0.00	$14,127,080.54	625,769,915.40

	Overcollateralization
13	Exchange Note	78,403,791.09	74,555,350.76				73,362,176.01
14	Series 2015-A Notes	18,044,119.85	31,101,160.94				34,489,668.66

15	Total Overcollateralization	96,447,910.94	105,656,511.70				107,851,844.67
16	Total Target Overcollateralization	$108,197,231.71	108,197,231.71				108,197,231.71

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.38000%	18,681.47	0.1813735	14,127,080.54	137.1561217	0.00
18	Class A-2a Notes		1.06000%	132,500.00	0.8833333	0.00	0.0000000	0.00
19	Class A-2b Notes	0.19575%	0.57575%	61,413.33	0.5117778	0.00	0.0000000	0.00
20	Class A-3 Notes		1.54000%	274,107.17	1.2833333	0.00	0.0000000	0.00
21	Class A-4 Notes		1.73000%	104,910.08	1.4416666	0.00	0.0000000	0.00
22	Total Class A Notes			591,612.05	0.8972520	14,127,080.54	21.4254437	0.00
23	Class B Notes		1.94000%	45,638.50	1.6166667	0.00	0.0000000	0.00

24	Totals			637,250.55	0.9267886	14,127,080.54	20.5457912	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	705,634,119.85	670,998,156.88	660,259,584.06

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	784,037,910.94	733,621,760.07
28	Aggregate Base Residual Value (Not Discounted)	545,098,377.51	532,988,273.77

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	45	165,146.58
30	Turn-in Ratio on Scheduled Terminations			28.89%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	34,231	745,553,507.64
32	Depreciation/Payments		(7,229,223.67)
33	Gross Credit Losses	(41)	(932,278.87)
34	Early Terminations — Regular	(5)	(122,598.04)
35	Scheduled Terminations — Returned	(12)	(165,775.40)
36	Payoff Units & Lease Reversals	(157)	(3,481,871.59)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	34,016	733,621,760.07

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2015

C.	SERVICING FEE

39	Servicing Fee Due	621,294.59

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(9,068.97)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	3,920,189.55
43	Beginning Reserve Account Balance	3,920,189.55
44	Ending Reserve Account Balance	3,920,189.55

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	33,829	99.59%	729,632,573.39
46	31 - 60 Days Delinquent	119	0.35%	2,607,247.01
47	61 - 90 Days Delinquent	18	0.05%	374,581.86
48	91 - 120 Days Delinquent	4	0.01%	80,341.01
49	121+ Days Delinquent	0	0.00%	0.00

50	Total	33,970	100.00%	732,694,743.27

51	Prepayment Speed (1 Month)	0.52%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	17	288,373.44
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(277,582.64)
54	Less: Excess Wear and Tear Received in Current Period		(402.50)
55	Less: Excess Mileage Received in Current Period		-

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		10,388.30

57	Beginning Cumulative Net Residual Losses		22,157.40
58	Current Period Net Residual Losses		10,388.30

59	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		32,545.70

60	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

	Credit Losses:	Units	Amounts
61	Aggregate Securitization Value on charged-off units	41	932,278.87
62	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(619,358.00)

63	Current Period Net Credit Losses/(Gains)		312,920.87

64	Beginning Cumulative Net Credit Losses		240,513.01
65	Current Period Net Credit Losses		312,920.87

66	Ending Cumulative Net Credit Losses		553,433.88

67	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.07%

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2015

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

68	Lease Payments Received	10,649,227.92
69	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	182,741.35
70	Liquidation Proceeds, Recoveries & Expenses	619,358.00
71	Insurance Proceeds	-
72	Sales Proceeds, Recoveries & Expenses - Early Terminations	95,243.79
73	Payoff Payments	3,868,627.84
74	All Other Payments Received	-

75	Collected Amounts	15,415,198.90

76	Investment Earnings on Collection Account	1,160.40

77	Total Collected Amounts, prior to Servicer Advances	15,416,359.30

78	Servicer Advance	0.00

79	Total Collected Amounts - Available for Distribution	15,416,359.30

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

80	Servicing Fee	621,294.59
81	Interest on the Exchange Note - to the Trust Collection Account	1,084,780.35
82	Principal on the Exchange Note - to the Trust Collection Account	10,738,572.82
83	Trust Collection Account Shortfall Amount - to the Trust Collection Account	620,963.48
84	Remaining Funds Payable to Trust Collection Account	2,350,748.06

85	Total Distributions	15,416,359.30

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

86	Available Funds	14,795,064.71

87	Investment Earnings on Reserve Account	331.11

88	Reserve Account Draw Amount	0.00

89	Total Available Funds - Available for Distribution	14,795,395.82

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

90	Administration Fee	31,064.73
91	Class A Noteholders' Interest Distributable Amount	591,612.05
92	Noteholders' First Priority Principal Distributable Amount	-
93	Class B Noteholders' Interest Distributable Amount	45,638.50
94	Noteholders' Second Priority Principal Distributable Amount	-
95	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
96	Noteholders' Regular Principal Distributable Amount	14,127,080.54
97	Remaining Funds Payable to Certificate holder	-

98	Total Distributions	14,795,395.82